Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share
20.	Earnings per share

Basic earnings per share

The basic earnings per share and the weighted average number of common shares outstanding have been calculated as follows:

(in thousands of dollars and number of shares)	2020	2019
Net income attributable to owners of the Company	275,675	233,677
Issued common shares, beginning of period	81,450,326	86,397,588
Effect of stock options exercised	858,488	846,690
Effect of repurchase of own shares	(1,204,210)	(3,854,133)
Effect of share issuance	8,008,750	-
Weighted average number of common shares	89,113,354	83,390,145

Earnings per share – basic (in dollars)	3.09	2.80
Earnings per share from continuing operations – basic (in dollars)	3.09	2.93

Diluted earnings per share

The diluted earnings per share and the weighted average number of common shares outstanding after adjustment for the effects of all dilutive common shares have been calculated as follows:

(in thousands of dollars and number of shares)	2020	2019
Net income attributable to owners of the Company	275,675	233,677
Weighted average number of common shares	89,113,354	83,390,145
Dilutive effect:
Stock options and restricted share units	1,821,452	1,974,038
Weighted average number of diluted common shares	90,934,806	85,364,183

Earnings per share - diluted (in dollars)	3.03	2.74
Earnings per share from continuing operations - diluted (in dollars)	3.03	2.86

As at December 31, 2020, 99,485 stock options were excluded from the calculation of diluted earnings per share (2019 – 900,545) as these options were deemed to be anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of stock options was based on quoted market prices for the period during which the options were outstanding.